STOCK-BASED COMPENSATION - Share-based compensation expense (Details) - New Dragonfly - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation	$ 27	$ 719	$ 178	$ 734	$ 324
Payments not received for options exercised				615,124
Shares unissued authorized and available for future awards		526,602		10,327	404,650
Stock-based compensation expense related to unvested stock options not yet recognized				$ 3,646
Unrecognized stock-based compensation expense expected to be recognized over an estimated weighted average period				2 years 10 months 24 days
Other Current Assets [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Amount receivable for options exercised				$ 250
Cost of Sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		$ 143	55	252	$ 48
Research and development expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		171	24	95	23
Selling and marketing expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		192	33	156	61
General and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation		$ 213	$ 66	$ 231	$ 192